NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
NET LOSS PER SHARE
15. NET LOSS PER SHARE
The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders for the years ended December 31, 2021, 2020, and 2019.

	Years Ended December 31,
	2021	2020	2019
Numerator:
Net loss	$(690,438)	$(370,866)	$(88,656)
Less: Premium on repurchase of redeemable convertible preferred stock	—	(13,407)	(16,816)

Net loss attributable to common shareholders, basic	$(690,438)	$(384,273)	$(105,472)

Less: revaluation of warrant liability	(3,051)	(13,448)	—

Net loss attributable to common stockholder, diluted	$(693,489)	$(397,721)	$(105,472)

Denominator:
Weighted average shares outstanding, basic	398,655,081	335,325,271	262,528,769

Dilutive effect of common stock issuable from assumed exercise of options	129,311	505,762	—

Weighted average shares outstanding, diluted	398,784,392	335,831,033	262,528,769

Net loss per share to common shareholders:
Basic	$(1.73)	$(1.15)	$(0.40)
Diluted	$(1.74)	$(1.18)	$(0.40)
Basic net loss per share is computed by dividing net loss for the period by the weighted-average number of common shares outstanding during the period.
Diluted net loss per share is computed by dividing the net loss, adjusted for the revaluation of warrant liability for the private warrants, by the weighted average number of common shares outstanding for the period, adjusted for the dilutive effect of shares of common stock equivalents resulting from the assumed exercise of the warrants. The treasury stock method was used to calculate the potential dilutive effect of these common stock equivalents.
Potentially dilutive shares were excluded from the computation of diluted net loss when their effect was antidilutive. The following outstanding common stock equivalents were excluded from the computation of diluted net loss per share for the periods presented because including them would have been anti-dilutive.

	Years Ended December 31,
	2021	2020	2019
Stock options, including performance stock options	28,996,160	32,529,224	40,012,825
Restricted stock units, including Market Based RSUs	25,496,384	18,344,243	—

Total	54,492,544	50,873,467	40,012,825